Share Capital (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Classes Of Share Capital Line Items
Disclosure of stock options activities [Table Text Block]
	Year ended December 31,
	2020		2019
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding - beginning of period	2,406,600	$7.68	2,269,200	$9.11
Granted	25,000	3.90	362,500	8.10
Exercised	—	—	(62,500)	7.11
Expired	(136,400)	9.84	(162,600)	10.09
Anti-dilution adjustment	—	—	—	(1.21)
Outstanding - end of period	2,295,200	$7.51	2,406,600	$7.68

Disclosure of stock options outstanding and exercisable [Table Text Block]
Range of Exercise Prices	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Weighted Average Remaining Life
3.90 to 7.00	1,048,500	1,048,500	$ 6.27	1.44
7.01 to 8.70	966,700	896,800	7.68	2.79
8.71 to 13.00	175,000	175,000	9.21	2.38
13.01 to 16.30	105,000	105,000	15.61	0.15
	2,295,200	2,225,300	$ 7.51	2.02

Disclosure of fair value of options granted using black-scholes option pricing model [Table Text Block]
	Year ended December 31,
	2020	2019
Risk-free interest rate	0.33%	2.52%
Expected dividend yield	—	—
Expected forfeiture rate	—	—
Expected volatility	71.88%	54.56%
Expected life in years	5.00	2.50
Weighted average fair value of each option	$2.27	$2.87

Disclosure of bonus shares [Table Text Block]
	Year ended December 31,
	2020		2019
	Allocated	Authorized & Unissued	Allocated	Authorized & Unissued
Outstanding - beginning of period	270,000	364,000	270,000	364,000
Outstanding - end of period	270,000	364,000	270,000	364,000

Restricted Share Unit (RSU) [Member]
Disclosure Of Classes Of Share Capital Line Items
Disclosure of stock options activities [Table Text Block]
	Year ended December 31,
	2020	2019
Outstanding - beginning of period	464,886	334,791
Granted	918,252	172,587
Vested	(221,979)	(104,937)
Forfeited	(10,099)	—
Anti-dilution adjustment	—	62,445
Rounding due to share consolidation	(25)	—
Outstanding - end of period	1,151,035	464,886

Warrants [Member]
Disclosure Of Classes Of Share Capital Line Items
Disclosure of stock options activities [Table Text Block]
	Year ended December 31,
	2020		2019
	Number of Purchase Warrants	Weighted Average Exercise Price	Number of Purchase Warrants	Weighted Average Exercise Price
Outstanding - beginning of period	3,137,918	$8.04	2,718,971	$9.49
Granted	—	—	645,800	7.37
Expired	—	—	(645,800)	8.23
Anti-dilution adjustment	—	—	418,947	(1.20)
Outstanding - end of period	3,137,918	$8.04	3,137,918	$8.04

Disclosure of fair value of options granted using black-scholes option pricing model [Table Text Block]
	Year ended December 31,
	2020	2019
Risk-free interest rate	—	2.18%
Expected dividend yield	—	—
Expected forfeiture rate	—	—
Expected volatility	—	52.59%
Expected life in years	—	3.00
Weighted average fair value of each warrant	$—	$2.42